Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Earnings per share [abstract]
Profit	$ 1,977	$ (2,538)	$ 8,507
Basic, number of shares (in shares)	20,162	20,191	20,124
Effect of dilutive potential ordinary shares (in shares)	58	0	65
Diluted, number of shares (in shares)	20,220	20,191	20,189
Basic, amount per share (in dollars per share)	$ 0.10	$ (0.13)	$ 0.42
Diluted, amount per share (in dollars per share)	$ 0.10	$ (0.13)	$ 0.42